Shareholder Report, Holdings (Details) - Pinnacle Focused Opportunities ETF	May 31, 2024
NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Vistra Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
AppLovin Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Natera, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Vertiv Holdings Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
EMCOR Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Coinbase Global, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Super Micro Computer, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
General Electric Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Wingstop, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.70%
Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.20%
Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.20%
Consumer, Non-Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%